Labor and social obligations (Details 5) - Restricted stock units [member] - Number	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding at the beginning	447,224
Number of stock options, Granted	317,090	447,224
Number of stock options, Stock options exchanged	215,797
Number of stock options, Exercised	(99,576)
Number of stock options, Forfeited	(26,104)
Number of stock options, Outstanding at the ending	854,431	447,224